Significant accounting policies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Significant accounting policies
(3)	Significant accounting policies
The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements and have been applied consistently by all the Company’s entities of the Group, except where mentioned otherwise (see also note 4).
This is the first set of the Group’s annual financial statements in which IFRS 16 Leases have applied. changes to significant accounting policies are described in note 4.

(a)	Basis of consolidation
Subsidiaries are entities controlled by Avianca Holdings S.A. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases, in accordance with IFRS 10. Control is established after assessing the Group’s ability to direct the relevant activities of the investee, its exposure and rights to variable returns, and its ability to use its power to affect the amount of the investee’s returns. The accounting policies of subsidiaries have been aligned when necessary with the policies adopted by the Group.
The consolidated financial statements also include 49 special purpose entities that relate primarily to the Group’s aircraft leasing activities. These special purpose entities are created in order to facilitate financing of aircraft with each SPE holding a single aircraft or asset. In addition, the consolidated financial statements include 56 entities that are mainly investment vehicles, personnel employers and service providers within the consolidated entities. The Group has consolidated these entities in accordance with IFRS 10.
When the sale of a subsidiary occurs and no percentage of participation is retained on it, the Group derecognizes the assets and liabilities of the subsidiary, the non-controlling
interests and the other components of equity related to the subsidiary on the date on which it was sold. Any gain or loss resulting from the loss of control is recognized in the consolidated statement of comprehensive income.
If the Group retains a percentage of participation in the subsidiary sold, and does not represent control, this is recognized at its fair value on the date when control is lost, the amounts previously recognized in other comprehensive income are accounted for as if the Group had directly disposed of the related assets and liabilities, which may cause these amounts to be reclassified to profit or loss. The retained percentage valued at its fair value is subsequently accounted for using the equity method.

(b)	Transactions eliminated on consolidation
Intercompany balances and transactions, and any unrealized income and expenses arising from intercompany transactions, are eliminated in preparing the consolidated financial statements. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

(c)	Foreign currency
Foreign currency transactions
These consolidated financial statements are presented in US dollars, which is the Group’s functional currency.
Transactions in foreign currencies are initially recorded in the functional currency at the respective spot rate of exchange ruling at the date of the transaction.
Monetary assets and liabilities denominated in foreign currencies are translated to the spot rate of exchange ruling at the reporting date. All differences are recognized currently as an element of profit or loss. Non–monetary items that are measured at historical cost in a foreign currency are translated using the exchange rate at the date of the initial transaction. Non–monetary items measured at a revalued amount in a foreign currency are translated using the exchange rates at the date when the fair value was determined.
Foreign operations
Assets and liabilities of foreign operations included in the consolidated statement of financial position are translated using the closing exchange rate on the date of the consolidated statement of financial position. The revenues and expenses of each income statement account are translated at quarterly average rates; and all the resultant exchange differences are shown as a separate component in other comprehensive income.

(d)	Business combinations
Business combinations are accounted for using the acquisition method in accordance with IFRS 3 “Business Combinations”. The consideration for an acquisition is measured at acquisition date fair value of consideration transferred including the amount of any non–controlling interests in the acquire. Acquisition costs are expensed as incurred and included in administrative expenses.
When the Group acquires a business, it measures at fair value the financial assets acquired and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquire.
Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred to the seller, including the amount recognized for non–controlling interest over the fair value of identifiable assets acquired and liabilities assumed. If this consideration is less than the fair value of the net assets acquired, the difference is recognized as profit at the date of acquisition.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purposes of impairment testing, goodwill acquired is, from the acquisition date, allocated to each of the Group’s cash–generating units that are expected to benefit from the acquisition, irrespective of whether other assets or liabilities of the acquire are assigned to those units.

(e)	Revenue recognition
Revenue is measured based on the consideration specified in a contract with a customer. The Group recognizes income when transferring control over the good or service to the customer. Below is information on the nature and timing of the satisfaction of performance obligations in contracts with customers.

(i)	Passenger and cargo transportation
The Group recognizes revenues from passenger, cargo and other operating income in consolidated statements of comprehensive income. Revenues from passenger, which includes transportation, baggage fees, fares, and other associated ancillary income, is recognized when transportation is provided. Cargo revenues are recognized when the shipments are delivered. Other operating income is recognized as the related performance obligations are met.
The tickets and other revenues related to transportation that have not yet been provided are initially deferred and recorded as “Air traffic liability” in the consolidated statement of financial position, deferring the revenue recognition until the trip occurs. For trips that have more than one flight segment, the Group considers each segment as a separate performance obligation and recognizes the revenues of each segment as the trip takes place. Tickets sold by other airlines where the Group provides transportation are recognized as passenger income at the estimated value that will be billed to the other airline when the trip is provided.
Reimbursable tickets usually expire after one year from the date of issuance.
Non-refundable
tickets generally expire on the date of the intended trip, unless the date is extended by customer notification on or before the scheduled travel date. Rates for unused tickets that are expected to expire are recognized as revenue, based on historical data and experience, supported by a third valuation specialist to assist management in this process. The Group periodically evaluates this liability and any significant adjustment is recorded in the consolidated statements of comprehensive income. These adjustments are mainly due to differences between actual events and circumstances such as historical sales rates and customer travel patterns that may result in refunds, changes or expiration of tickets that differ substantially from the estimates. The Group evaluates its estimates and adjusts deferred revenue for unearned transportation and revenue for passenger transport when necessary.
The various taxes and fees calculated on the sale of tickets to customers are collected as an agent and sent to the tax authorities. The Group records a liability when taxes are collected and deregisters it when the government entity is paid.

(ii)	Loyalty program
The Group has a frequent flyer program “LifeMiles”, that is managed by LifeMiles Ltd, a subsidiary of the Group which airlines buy lots of miles to be granted to member costumers of the program. The purpose of the program is designed to retain and increase travelers’ loyalty by offering incentives to travelers for their continued patronage. Under the LifeMiles program, miles are earned by flying on the Group’s airlines or its alliance partners and by using the services of program partners for such things as credit card use, hotel stays, car rentals, and other activities. Miles are also directly sold through different distribution channels. Miles earned can be exchanged for flights or other products or services from alliance partners.
The liabilities for the accumulated miles are recognized under “Frequent Flyer Deferred Revenue” (See note 21) until the miles are redeemed.
The Group recognizes the revenue for the redemption of miles at the time of the exchange of miles. They are calculated based on the number of miles redeemed in a given period multiplied by the cumulative weighted average yield (CWAY), which leads to the decrease of “ Frequent Flyer Deferred Revenue “.
Breakage estimates are reviewed every semester. If a change in the estimate is presented, the adjustments will be accounted for prospectively through the income, with an adjustment of “update” to the corresponding deferred income balances.

(f)	Income tax
Income tax expense comprises current and deferred taxes and is accounted for in accordance with IAS 12 “Income Taxes”. They are recognized in results except to the extent that it relates to a business combination, or items recognized directly in equity or other comprehensive income.

(i)	Current income tax
Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date in the countries where the Group operates and generates taxable income.
Current income tax relating to items recognized directly in equity or in other comprehensive income recognized in the consolidated statement of changes in equity or consolidated statement of comprehensive income, respectively. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

(ii)	Deferred income tax
Deferred tax is recognized for temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred tax assets are recognized to the extent that is probable that the temporary differences, the carry forward of unused tax credits and any unused tax losses can be utilized, except:

•
Where the deferred tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss.

•
In respect of taxable temporary differences associated with investments in subsidiaries, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax laws enacted or substantively enacted at the reporting date.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re–assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax relating to items recognized outside profit or loss is recognized in correlation to the underlying transaction either in OCI or directly in equity.
Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but the Group intends to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

(g)	Property and equipment

(i)	Recognition and measurement
Flight equipment, property and other equipment are measured at cost less accumulated depreciation and accumulated impairment losses in accordance with IAS 16 “Property, Plant and Equipment”.
Property, operating equipment, and improvements that are being built or developed for future use by the Group are recorded at cost as under–construction assets. When under–construction assets are ready for use, the accumulated cost is reclassified to the respective property and equipment category.
An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Gain and losses on disposal of an item of flight equipment, property and equipment are determined by comparing the proceeds from disposal with the carrying amount.

(ii)	Subsequent costs
The costs incurred for major maintenance of an aircraft’s fuselage and engines are capitalized and depreciated over the shorter period to the next scheduled maintenance or return of the asset. The depreciation rate is determined according to the asset’s expected useful life based on projected cycles and flight hours. Routine maintenance expenses of aircraft and engines are charged to income as incurred.

(iii)	Depreciation
Depreciation is calculated over the depreciable amount, which is the cost of an asset, or other amount substituted for cost, less its residual value.
Depreciation is recognized in the consolidated statement of comprehensive income on a straight–line basis over the estimated useful lives of flight equipment, property and other equipment, since this method most closely reflects the expected pattern of consumption of the future economic benefits associated to the asset.
Rotable spare parts for flight equipment are depreciated on the straight–line method, using rates that allocate the cost of these assets over the estimated useful life of the related aircraft. Land is not depreciated.
Estimated useful lives are as follows:

Estimated useful life (years)
Flight equipment:
Aircraft	10 – 30
Aircraft components and engines	Useful life of fleet associated with component or engines
Aircraft major overhaul repairs	4 – 12
Rotable parts	Useful life of fleet associated
Leasehold improvements	Lesser of remaining lease term and estimated useful life of the leasehold improvement
Administrative Property	20 – 50
Vehicles	2 – 10
Machinery and equipment	2 – 15
Residual values, amortization methods and useful lives of the assets are reviewed and adjusted, if appropriate, at each reporting date.
The carrying value of flight equipment, property and other equipment is reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable and the carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

The Group receives credits from manufacturers on acquisition of certain aircraft and engines that may be used for the payment of maintenance services, training, acquisition of spare parts and others. These credits are recorded as a reduction of the cost of acquisition of the related aircraft and engines and against other accounts receivable. These amounts are then charged to expense or recorded as an asset, when the credits are used to purchase additional goods or services. These credits are recorded within other liabilities in the consolidated statement of financial position when awarded by manufacturers.

(iv)	Revaluation and other reserves
Administrative property in Bogota, Medellín, El Salvador, and San Jose is recorded at fair value less accumulated depreciation on buildings and impairment losses recognized at the date of revaluation. Valuations are performed with sufficient frequency to ensure that the fair value of a revalued asset does not differ materially from its carrying amount. A revaluation reserve is recorded in other comprehensive income and credited to the asset revaluation reserve in equity. However, to the extent that it reverses a revaluation deficit of the same asset previously recognized in profit or loss, the increase is recognized in profit and loss. A revaluation deficit is recognized in the other comprehensive income, except to the extent that it offsets an existing surplus on the same asset recognized in the asset revaluation reserve. Upon disposal, any revaluation reserve relating to the particular asset being sold is transferred to retained earnings.

(h)	Assets held for sale
Non-current
assets and groups of assets for disposal that are classified as held for sale are measured at the lower of their carrying amount or fair value less costs to sell.
Non-current
assets and groups of assets for disposal are classified as held for sale if their carrying amount will be recovered mainly through a sale transaction, rather than through continued use. This condition is considered fulfilled only when the sale is highly probable and the asset or group of assets for disposal are available, in their current conditions, for immediate sale. The administration must be committed to the sale, and it must be expected that the sale complies with the necessary requirements for its recognition as such, within the year following the date of classification.
Property and equipment and intangible assets, once classified as held for sale, are not subject to depreciation or amortization and both the assets and any liabilities directly associated with the assets held for sale is reclassified to current and disclosed in a separate line of the consolidated financial statement.

(i)	Leased assets
The Group has applied IFRS 16 using the modified retrospective approach and therefore the comparative information has not been restated and continues to be reported under IAS 17 and IFRIC 4. The details of accounting policies under IAS 17 and IFRIC 4 are discloses separately.

Policy applicable from 1 January 2019
The group has initially applied IFRS 16 from January 1, 2019. The effect of initially applying IFRS 16 described in note 4.

(i)	Assets by right of use
The Group recognizes the assets for right of use on the start date of the lease (that is, the date on which the underlying asset is available for use). The right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and are adjusted for any new measurement of lease liabilities. The cost of the assets with the right to use includes the amount of the recognized lease liabilities, the initial direct costs incurred, and the lease payments made on or before the start date, less the lease incentives received. The assets recognized by right of use are depreciated in a straight line during the shortest period of their estimated useful life and the term of the lease. The assets by right of use are subject to deterioration.

(ii)	Lease liabilities
On the start date of the lease, the Group recognizes the lease liabilities measured at the present value of the lease payments that will be made during the term of the lease. Lease payments include fixed payments and variable lease payments that depend on an index or a rate.
Lease payments also include the price of a purchase option that the Group can reasonably exercise and penalty payments for terminating a lease.
Variable lease payments that do not depend on an index or a rate are recognized as an expense in the period in which the event or condition that triggers the payment occurs.
Policy applicable before January 1, 2019
Leases in terms of which the Group assumes substantially all the risks and rewards of ownership are classified as finance leases in accordance with IAS 17 “Leases”. Upon initial recognition the leased asset is measured at an amount equal to the lower of its fair value and the present value of the minimum lease payments.
Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in interest expense in the consolidated statement of comprehensive income.
A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Group will obtain ownership by the end of the lease term, the asset is depreciated over the lease term.

Operating lease payments are recognized as an operating expense in the consolidated statement of comprehensive income during the lease term.
Gains or losses related to sale–leaseback transactions classified as an operating lease after the sale are accounted for as follows:

(i)	They are immediately recognized as other (expense) income when it is clear that the transaction is established at fair value;

(ii)
If the sale price is below fair value, any profit or loss is immediately recognized as other (expense) income, however, if the loss is compensated by future lease payments at below market price, it is deferred and amortized in proportion to the lease payments over the contractual lease term;

(iii)
In the event of the sale price is higher than the fair value of the asset, the value exceeding the fair value is deferred and amortized during the period when the asset is expected to be used. The amortization of the gain is recorded as a reduction in lease expenses.

If the sale–leaseback transactions result in financial lease, any excess proceeds over the carrying amount shall be deferred and amortized over the lease term as another income.

(j)	Borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the respective assets in accordance with IAS 23 “Borrowing Costs”. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

(k)	Intangible assets
Intangible assets acquired separately are initially measured at cost in accordance with IAS 38 “Intangible Assets”. The cost of intangible assets acquired in a business combination is their fair value as at the date of acquisition. Internally generated intangible assets, excluding capitalized development costs, are not capitalized and the related expenditure is reflected in the consolidated statement of comprehensive income in the year in which the expenditure is incurred.
The useful lives of intangible assets are assessed as either finite or indefinite.
Intangible assets with finite lives are amortized over their useful economic lives and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or in the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the consolidated statement of comprehensive income within depreciation and amortization.

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the cash–generating unit level, without exceeding a business segment. Impairment measurement is currently carried out at the level of the air transport segment. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.
Gains and losses arising from the de–recognition of an intangible asset is measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the consolidated statement of comprehensive income when the asset is derecognized.
Goodwill is measured initially at cost, represented by the excess of the sum of the consideration transferred and the amount recognized for the non-controlling
interest, with respect to the net of the identifiable assets acquired and the liabilities assumed. If this consideration is less than the fair value of the net assets acquired, the difference is recognized as a gain at the date of acquisition.
After initial recognition, Goodwill is measured at cost less any accumulated impairment loss. For the purpose of impairment tests, Goodwill acquired in a business combination is assigned, from the date of acquisition, to each company acquired and impairment measurement is carried out at the air segment level.

The Group’s intangible assets include the following:

(i)	Software and webpages
Acquired computer software licenses are capitalized on the basis of cost incurred to acquire, implement and bring the software into use. Costs associated with maintaining computer software programs are expensed as incurred. In case of development or improvement to systems that will generate probable future economic benefits, the Group capitalizes software development costs, including directly attributable expenditures on materials, labor, and other direct costs.
Acquired software cost is amortized on a straight-line basis over its useful life.
Licenses and software rights acquired by the Group have finite useful lives and are amortized on a straight–line basis over the term of the contract. Amortization expense is recognized in the consolidated statement of comprehensive income.

(ii)	Routes and trademarks
Routes and trademarks are carried at cost, less any accumulated amortization and impairment. The useful life of intangible assets associated with routes and trademark rights are based on management’s assumptions of estimated future economic benefits. The intangible assets are amortized over their useful lives of between two and thirteen years. Certain routes and trademarks have indefinite useful lives and therefore are not amortized but tested for impairment at least at the end of each reporting period. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.
The Group expects to provide an indefinite service on the routes it has determined with an indefinite useful life and expects the support infrastructure to be maintained at those airports during the entire time that the routes exist. The analysis of demand and cash flows supports these assumptions because the facts and circumstances support the ability of the entity to continue providing air service indefinitely.

(iii)	Intangible assets associated with contractual rights and obligations
The useful life of intangible assets associated with contract rights and obligations is based on the term of the contract and are carried at cost, less accumulated amortization and related impairment.

(iv)	Other intangible rights
Contains projects related to technological developments to generate efficiencies in the operation. Research costs are expensed as incurred. Development expenditures on an individual project are recognized as an intangible asset when the Group can demonstrate:

•	The technical feasibility of completing the intangible asset so that the asset will be available for use or sale

•	Its intention to complete and its ability and intention to use or sell the asset

•	How the asset will generate future economic benefits

•	The availability of resources to complete the asset

•	The ability to measure reliably the expenditure during development
Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete, and the asset is available for use. It is amortized over the period of expected future benefit. Amortization is recorded in cost of sales. During the period of development, the asset is tested for impairment annually.

(l)	Financial instruments – initial recognition, classification and subsequent measurement

(i)	Financial assets
Financial assets are classified in the initial recognition as follows:

•	Measured at amortized cost,

•	At fair value through changes in other comprehensive income (OCI) and

•	At fair value through profit or loss.
The classification of financial assets in the initial recognition depends on the characteristics of the contractual cash flow of the financial asset and the Group’s business model for its administration. With the exception of commercial accounts receivable that do not contain a significant financing component, the Group initially measures a financial asset at its fair value plus, (in the case of a financial asset that does not obtain profit or loss), transaction costs. Commercial accounts receivable that do not contain a significant financing component are measured at the transaction price determined in accordance with IFRS 15.
For a financial asset to be classified and measured at amortized cost or at fair value through OCI, it must give rise to cash flows that are “only capital and interest payments (OCI)” over the outstanding principal amount. This evaluation is known as the SPPI test and is performed at the instrument level.
The Group’s business model for the management of financial assets refers to how it manages its financial assets to generate cash flows. The business model determines whether cash flows will result from the collection of contractual cash flows, the sale of financial assets or both. Purchases or sales of financial assets that require the delivery of assets within a time frame established by regulation or convention in the market (regular operations), are recognized on the trading date, that is, the date on which the Group Commit to buy or sell the asset.
Subsequent measurement
For subsequent measurement purposes, financial assets are classified into four categories:

•	Financial assets at amortized cost (debt instruments)

•	Financial assets at fair value through OCI with effect on accumulated gains and losses (debt instruments)

•	Financial assets designated at fair value through OCI without effect on accumulated gains and losses upon derecognition (equity instruments)

•	Financial assets at fair value through profit or loss
Financial assets at amortized cost (debt instruments)
The Group measures financial assets at amortized cost if the following conditions are met:

•	The financial asset is maintained within a business model with the objective of maintaining financial assets in order to collect the contractual cash flows.

•	The contractual terms of the financial asset give rise on specific dates to the cash flows that are only payments of the principal and interest on the principal amount pending payment.

Financial assets at amortized cost are subsequently measured using the effective interest method (EIM) and are subject to impairment. Profits and losses are recognized in results when the asset is written off, modified or impaired.
The Group’s financial assets at amortized cost include trade accounts receivable, accounts receivable with related parties, accounts receivable from employees and other non-current
financial assets.
Financial assets at fair value through OCI (debt instruments)
The Group measures debt instruments at fair value through OCI if the following conditions are met:

•	The financial asset is maintained within a commercial model with the objective of maintaining both to collect contractual cash flows and sell.

•	The contractual terms of the financial asset give rise on specific dates to the cash flows that are only payments of the principal and interest on the principal amount pending payment.
For debt instruments at fair value through OCI, interest income, exchange revaluation and impairment losses or reversals are recognized in the other comprehensive income and are calculated in the same manner as for financial assets measured at amortized cost. The remaining changes in fair value are recognized in OCI. After derecognition, the change in accumulated fair value recognized in OCI is recognized in profit or loss.
Financial assets designated at fair value through OCI (equity instruments)
After initial recognition, the Group may elect to irrevocably classify its capital investments as equity instruments designated at fair value through OCI when they meet the definition of equity under IAS 32 Financial Instruments. The classification is determined instrument by instrument.
Gains and losses on these financial assets are never recognized as gains or losses. Dividends are recognized as other income in the income statement when the right to payment has been established, except when the Group benefits from such income as a recovery of part of the cost of the financial asset, in which case such earnings are recorded in OCI. Equity instruments designated at fair value through OCI are not subject to impairment evaluation.
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated at initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the short term. Derivatives, including embedded implicit derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not only capital and interest payments are classified and measured at fair value through profit or loss, regardless of the business model. Notwithstanding the criteria for debt instruments to be classified at amortized cost or at fair value through OCI, as described above, debt instruments can be designated at fair value through profit or loss on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.
Financial assets at fair value through profit or loss are recorded in the statement of financial position, at fair value with net changes, recognized in the statement of comprehensive income.
This category includes derivatives and listed equity investments that the Group had not irrevocably chosen to be classified at fair value through OCI. Dividends on listed equity investments are also recognized as other income in the statement of comprehensive income when the right to payment has been established.

(ii)	Impairment of financial assets
The Group recognizes a reserve for expected credit losses (ECL) for all debt instruments that are not held at fair value through profit or loss. The ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive.
For trade accounts receivable and contractual assets, the Group applies a simplified approach when calculating ECL. Therefore, the Group does not track changes in credit risk, but recognizes a loss adjustment based on ECL for life at each reporting date. The Group has established a provision matrix that is based on its historical experience of credit losses, adjusted by specific prospective factors for debtors and the economic environment.
Derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized primarily when:

•	The rights to receive cash flows from the asset have expired

•
The Group has transferred its rights to receive cash flows from the asset or has assumed the obligation to pay the cash flows received in full without significant delay to a third party under a “transfer” agreement, and (a) the The Group has transferred substantially all the risks and benefits of the asset, or (b) the Group has not transferred or retained substantially all the risks and benefits of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a transfer agreement, it evaluates whether and to what extent it has retained the risks and benefits of ownership. When it has not transferred or retained substantially all the risks and benefits of the asset, nor transferred control of the asset, the Group continues to recognize the asset transferred to the extent of its continued participation. In this case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

The continuous participation that takes the form of a guarantee on the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group may have to repay.

(iii)	Financial liabilities
Financial liabilities are classified, on initial recognition, as financial liabilities at fair value through profit or loss, loans and debt, accounts payable, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.
All financial liabilities are initially recognized at fair value and, in the case of loans and debt and accounts payable, net of directly attributable transaction costs.
The Group’s financial liabilities include trade accounts payable and other accounts payable, loans and debt, including bank overdrafts and derivative financial instruments.
Subsequent measurement
The measurement of financial liabilities depends on their classification, as described below:
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated at initial recognition as at fair value through profit or loss.
Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the short term. This category also includes derivative financial instruments entered into by the Group that are not designated as hedging instruments in the hedging relationships defined by IFRS 9. Separate embedded derivatives are also classified as held for trading unless they are designated as equity instruments. effective coverage.
Gains or losses on liabilities held for trading are recognized in the consolidated statement of income.
The financial liabilities designated in the initial recognition at fair value through profit or loss are designated at the initial recognition date, and only if the criteria of IFRS 9 are met. The Group has not designated any financial liability at fair value with changes in results.
Loans carried at amortized cost
This is the most relevant category for the Group. After initial recognition, interest-bearing loans are subsequently measured at amortized cost using the effective interest method (EIM). Profits and losses are recognized in results when liabilities are derecognized in accounts, as well as through the EIM amortization process.

The amortized cost is calculated taking into account any discount or premium on the acquisition and the fees or costs that are an integral part of the EIM. The amortization of the EIM is included as financial costs in the income statement.
This category generally applies to loans and debt that accrue interest.
Derecognition financial instruments
Financial liability is derecognized when the obligation under the liability is canceled or expires. When an existing financial liability is replaced by another of the same lender in substantially different terms, or the terms of an existing liability are substantially modified, such exchange or modification is treated as the derecognition of the original liability and recognition of a new liability. The difference in the respective carrying amounts is recognized in the income statement.

(iv)	Compensation of financial assets and liabilities
Financial assets and liabilities are offset and the net amount is recorded in the consolidated statements of financial position, if and only if, you have the legal right to offset the amounts recognized and there is an intention to cancel them on a net basis, or, to realize the assets and cancel the liabilities simultaneously.

(v)	Fair value of financial instruments
The fair value of the financial instruments that are traded in the active markets on each reporting date is based on the prices quoted on the market (on the prices of purchase and sale prices on the stock exchange), not including deductions for transaction costs.
In the case of financial instruments that are not traded in active markets, fair value is determined using valuation techniques. Such techniques may include recent purchase and sale transactions at arm’s length prices, reference to the fair value of other basically identical financial instruments, an analysis of the discounted cash flow, or recourse to other valuation models.
Note 30 includes an analysis of the fair values of financial instruments and more details on how they are valued.

(vi)	Derivative financial instruments and hedge accounting
The Group uses derivative financial instruments such as forward currency contracts, interest rate contracts and forward commodity contracts to hedge its foreign currency risks, interest rate risks and commodity price risks, respectively. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into. Subsequent to initial recognition, derivatives are carried at fair value as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
Future contracts from commodities that are entered into and continue to be held for the purpose of the receipt or delivery of a non–financial item in accordance with the Group’s expected purchase, sale or usage requirements are held at cost.

Any gains or losses arising from changes in the fair value of derivatives are taken directly into the consolidated statement of comprehensive income, except for the effective portion of derivatives assigned as cash flow hedges, which is recognized in other comprehensive income.
Cash flow hedges
At the inception of a hedge relationship, the Group formally designates and documents the hedge relationship to which the Group wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge. The documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the risk being hedged and how the entity will assess the effectiveness of changes in the hedging instrument’s fair value in offsetting the exposure to changes in the hedged item’s cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine that they actually have been highly effective throughout the financial reporting periods for which they were designated.
Cash flow hedges which meet the strict criteria for hedge accounting are accounted for as follows:
The effective portion of the gain or loss on the hedging instrument is recognized directly as other comprehensive income in the equity, while any ineffective portion of cash flow hedge related to operating and financing activities is recognized immediately in the consolidated statement of comprehensive income.
Amounts recognized as other comprehensive income are transferred to the consolidated statement of comprehensive income when the hedged transaction affects earnings, such as when the hedged financial income or financial expense is recognized or when a forecast sale occurs. Where the hedged item is the cost of a non–financial asset or non–financial liability, the amounts recognized as other comprehensive income are transferred to the initial carrying amount of the non–financial asset or liability.
If the forecast transaction or firm commitment is no longer expected to occur, the cumulative gain or loss previously recognized in equity is transferred to the consolidated statement of comprehensive income. If the hedging instrument expires or is sold, terminated or exercised without replacement or rollover, or if its designation as a hedge is revoked, any cumulative gain or loss previously recognized in other comprehensive income remains in other comprehensive income until the forecast transaction or firm commitment affects profit or loss.
The Group uses forward currency contracts and cross currency swaps as hedges of its exposure to foreign currency risk in forecasted transactions and firm commitments, as well as forward commodity contracts for its exposure to volatility in the commodity prices. Refer to note 28 for more details.
Current versus non–current classification of derivatives instruments
Derivative instruments that are not designated as effective hedging instruments are classified as current or non–current or separated into a current and non–current portion based on an assessment of the facts and circumstances (i.e., the underlying contracted cash flows).

Where the Group will hold a derivative as an economic hedge (and does not apply hedge accounting) for a period beyond 12 months after the reporting date, the derivative is classified as non–current (or separated into current and non–current portions) consistent with the classification of the underlying item.
Derivative instruments that are designated as, and are effective hedging instruments, are classified consistently with the classification of the underlying hedged item. The derivative instrument is separated into a current portion and a non–current portion only if a reliable allocation can be made
Embedded derivatives are separated from the host contract and accounted for separately if the economic characteristics and risks of the host contract and the embedded derivative are not closely related, a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative, and the combined instrument is not measured at fair value through other comprehensive income.

(m)	Expendable spare parts and supplies
Expendable spare parts relating to flight equipment are measured at the lower of average cost and net realizable value. Net realizable value is the estimated base stock cost reduced by the allowance for obsolescence. The valuation method used by the Group is weighted average.

(n)	Impairment of non–financial assets
We review flight equipment and other long-lived assets used in operations for impairment losses when events and circumstances indicate the assets may be impaired. Factors which could be indicators of impairment include, but are not limited to, (1) a decision to permanently remove flight equipment or other long lived assets from operations, (2) significant changes in the estimated useful life, (3) significant changes in projected cash flows, (4) permanent and significant declines in fleet fair values and (5) changes to the regulatory environment. For long-lived assets held for sale, we discontinue depreciation and record impairment losses when the carrying amount of these assets is greater than the fair value less the cost to sell.
For purposes of this testing, the Group has generally identified the aircraft fleet type as the lowest level of identifiable cash flows. An impairment charge is recognized when the asset’s carrying value exceeds the greater value of its net undiscounted future cash flows or its fair market value. The amount of the charge is the difference between the asset’s carrying value and fair market value.
Goodwill and indefinite-lived intangible assets are not amortized but are reviewed for impairment annually or more frequently if events or circumstances indicate that the asset may be impaired. Goodwill and indefinite-lived assets are reviewed for impairment on an annual basis or on an interim basis whenever a triggering event occurs.

(o)	Cash and cash equivalents
Cash and cash equivalents in the consolidated statement of financial position comprise cash at banks and on hand and short–term deposits with original maturity of three months or less, which are subject to an insignificant risk of change in value.
For the purpose of the consolidated statement of cash flows, cash and cash equivalents consist of cash and short–term deposits as defined above, net of outstanding bank overdrafts, if any.

(p)	Maintenance deposits
Maintenance deposits correspond to deposits paid to lessors based on cycles, flight hours, or fixed monthly amounts, depending on the specific nature of each provision. Rates used for the calculation and monthly amounts are specified in each lease agreement. The maintenance deposits paid to aircraft lessors are recorded within “Deposits and other assets” when they are susceptible for recovery, to the extent that such amounts are expected to be used to fund future maintenance activities. Deposits that are not probable of being used to fund future maintenance activities are expensed as incurred.
The maintenance deposits refer to payments made by the Group to leasing companies to be used in future aircraft and engine maintenance work. Management performs regular reviews of the recovery of maintenance deposits and believes that the values reflected in the consolidated statement of financial position are recoverable. These deposits are used to pay for maintenance performed and might be reimbursed to the Group after the execution of a qualifying maintenance service or when the leases are completed, according to the contractual conditions. Certain lease agreements establish that the existing deposits, in excess of maintenance costs are not refundable. Such excess occurs when the amounts used in future maintenance services are lower than the amounts deposited. Any excess amounts expected to be retained by the lessor upon the lease contract termination date, which are not considered material, are recognized as additional aircraft lease expense. Payments related to maintenance that the Group does not expect to perform are recognized when paid as additional rental expense. Some of the aircraft lease agreements do not require maintenance deposits.

(q)	Security deposits for aircraft and engines
The Group must pay security deposits for certain aircraft and engine lease agreements. Reimbursable aircraft deposits are stated at cost.
Deposits that have fixed or determinable payments that are not quoted in an active market are classified as ‘loans and receivables. Such assets are measured at amortized cost using the effective interest method, less any impairment. Interest income is recognized by applying the effective interest rate.
Deposits for guarantee and collateral are represented by amounts deposited with lessors, as required at the inception of the lease agreements. The deposits are typically denominated in U.S. Dollars, do not bear interest and are reimbursable to the Group upon termination of the agreements.

(r)	Provisions
A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is more likely than not that an outflow of economic benefits will be required to settle the obligation in accordance with IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”.
Provisions are set up for all legal claims related to lawsuits for which it is probable that an outflow of funds will be required to settle the legal claims obligation and a reasonable estimate can be made. The assessment of probability of loss includes assessing the available evidence, the hierarchy of laws, available case law, the most recent court decision and their relevance in the legal system, as well as the assessment of legal counsel.
If the effect of the time value of money is material, provisions are discounted using a current pre–tax rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a financial cost.
For certain operating leases, the Group is contractually obligated to return aircraft in a defined condition. The Group recognizes for restitution costs of the aircraft held under operating leases and accumulates them monthly during the term of the lease contract. Restitution costs are based on the net present value of the estimated average costs of returning the aircraft and are recognized in the consolidated statement of comprehensive income in “Maintenance and repairs.”

(s)	Employee benefits
The Group sponsors defined benefit pension plans, which require contributions to be made to separately administered funds. The Group has also agreed to provide certain additional post–employment benefits to senior employees in Colombia. These benefits are unfunded. The cost of providing benefits under the defined benefit plans is determined separately for each plan using the projected unit credit cost method.
Actuarial gains and losses for defined benefit plans are recognized in full in the period in which they occur in other comprehensive income.
The defined benefit asset or liability comprises the present value of the defined benefit obligation (using a discount rate based on Colombian Government bonds), and less the fair value of plan assets out of which the obligations are to be settled. Plan assets are held by CAXDAC, nor can they be paid directly to the Group. Fair value is based on market price information and in the case of quoted securities on the published bid price. The value of any defined benefit asset recognized is restricted and the present value of any economic benefits available in the form of refunds from the plan or reductions in the future contributions to the plan.
Under IAS 19 (issued in June 2011 and amended in November 2013), the Group determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the net defined benefit liability (asset) at the beginning of the annual period. It takes into account any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments. The net interest on the net defined benefit liability (asset) comprises:

-	Interest income on plan assets.

-	Interest cost on the defined benefit obligation; and

-	Interest on the effect of the asset ceiling
Additionally, the Group offers the following employee benefits:

(i)	Defined contribution plans
Obligations for contributions to defined contribution pension plans are recognized as an expense in the consolidated statement of comprehensive income when they are due.

(ii)	Termination benefits
Termination benefits are recognized as an expense at the earlier of when the entity can no longer withdraw the offer of the termination benefit and when the entity recognizes any related restructuring costs.

(t)	Prepaid expenses

(i)	Prepaid commissions
Commissions paid for tickets sold are recorded as prepaid expenses and expensed when the tickets are used.

(ii)	Prepaid rent
Prepaid rent for aircraft corresponds to prepaid contractual amounts that will be applied to future lease payments over a term of less than one year.

(u)	Interest income and interest expense
Interest income comprises interest income on funds invested (including available–for–sale financial assets), changes in the fair value of financial assets at fair value through the consolidated statement of comprehensive income and gains on interest rate hedging instruments that are recognized in the consolidated statement of comprehensive income. Interest income is recognized as accrued in the consolidated statement of comprehensive income, using the effective interest rate method.
Interest expense comprises interest expense on borrowings, unwinding of the discount on provisions, changes in the fair value of financial assets at fair value through the consolidated statement of comprehensive Income, and losses on interest rate hedging instruments that are recognized in the consolidated statement of comprehensive income. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in the consolidated statement of comprehensive income using the effective interest method.